MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 14,039,358	R$ 10,426,370
Non-current	323,236	407,071	R$ 293,833
Total	14,362,594	10,833,441
Southeast and Midwest Energy Fund
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 253,731
Percentage of equity interest in SPEs	49.00%
Northeast Energy Fund [Member]
MARKETABLE SECURITIES
Restricted Securities - FEN	R$ 115,569	90,675
Percentage of equity interest in SPEs	49.00%
Beneficiary Parties [Member]
MARKETABLE SECURITIES
Non-current	R$ 320,299	372,841
Guaranteed annual returns (as a percent)	10.00%
LTN (Letra do Tesouro Nacional)
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 8,697,929	6,153,559
NTN-F (Nota do Tesouro Nacional)
MARKETABLE SECURITIES
Current unrestricted marketable securities	1,727,775	504,418
LFT (Letra Financeira do Tesouro)
MARKETABLE SECURITIES
Current unrestricted marketable securities	100,928	172,670
Fixed-income securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	1,995,010	1,508,272
Buyback Transactions
MARKETABLE SECURITIES
Current unrestricted marketable securities	641,878	1,841,299
Other Marketable Securities
MARKETABLE SECURITIES
Current unrestricted marketable securities	506,538	155,477
Non-current	R$ 2,937	R$ 34,230